Segment Reporting	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

18. SEGMENT REPORTING

For the year ended December 31, 2024, the Group acquired interests in three companies in the United States. Because of the acquisition, the Group operated and reviewed its performance in two segments for the year ended December 31, 2024: (i) PRC and Hong Kong, and (ii) U.S.A. Furthermore, the Group’s chief operating decision maker evaluates performance based on each reportable segment’s revenues, costs, gross profit. And there is only one reportable operating segment since all types of the services provided and products delivered are viewed as an integrated business process and allocation of the resources and assessment of the performance are not separately evaluated by the Group’s CODM for the year ended December 31, 2023 and 2022.

The following table presents selected financial information relating to the Group’s segments for the year ended December 31, 2024:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated	Consolidated
	RMB	RMB	RMB	RMB	RMB	US$
Freight forwarding services	322,841,484	9,721,464	-	(9,451,761)	323,111,187	44,948,972
Supply chain management	238,082,118	-	-	-	238,082,118	33,120,321
Other value-added services	4,080,172	-	-	-	4,080,172	567,605
Total revenues	565,003,774	9,721,464	-	(9,451,761)	565,273,477	78,636,898
Cost of revenues	(576,973,334)	(8,912,134)	-	9,443,034	(576,442,434)	(80,190,646)
Gross (loss) / profit	(11,969,560)	809,330	-	(8,727)	(11,168,957)	(1,553,748)
Operating expenses:
General and administrative expenses	(19,312,039)	(713,883)	(4,431,036)	-	(24,456,958)	(3,402,280)
Selling expenses	(7,900,352)	-	(5,678)	-	(7,906,030)	(1,099,832)
Provision for doubtful accounts, net	(9,367,464)	(83,217)	-	-	(9,450,681)	(1,314,713)
Lease termination gain	1,945,824	-	-	-	1,945,824	270,689
Research and development expenses	(1,079,023)	-	-	-	(1,079,023)	(150,107)
Total operating expenses	(35,713,054)	(797,100)	(4,436,714)	-	(40,946,868)	(5,696,243)
Operating (loss) / profit	(47,682,614)	12,230	(4,436,714)	(8,727)	(52,115,825)	(7,249,991)

Other income/(expenses):	-	-	-	-	-	-

Other income/(expense), net	1,157,567	-	8,909	-	1,166,476	162,272
Foreign exchange (loss) / gain, net	(2,827,829)	-	(96,918)	10,450	(2,914,296)	(405,417)
Interest expenses, net	(2,492,128)	(4,612)	(112,882)	-	(2,609,622)	(363,032)
Total other (expenses) / income, net	(4,162,389)	(4,612)	(200,891)	10,450	(4,357,442)	(606,177)
(Loss) / income before income tax expense	(51,845,003)	7,618	(4,637,605)	1,723	(56,473,267)	(7,856,168)
Share of income of equity method investees, net of tax of nil	-	427,493	-	-	427,493	59,470

Segment assets	128,736,818	36,585,445	19,043,608	-	184,365,871	25,647,693

The following table presents selected financial information relating to the Group’s segments for the year ended December 31, 2023:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated
	RMB	RMB	RMB	RMB	RMB
Freight forwarding services	342,582,431	-	-	-	342,582,431
Supply chain management	152,630,138	-	-	-	152,630,138
Other value-added services	2,655,631	-	-	-	2,655,631
Total revenues	497,868,200	-	-	-	497,868,200
Cost of revenues	(513,738,832)	-	-	-	(513,738,832)
Gross loss	(15,870,632)	-	-	-	(15,870,632)
Operating expenses:		-	-	-
General and administrative expenses	(23,123,864)	-	(3,078,549)	-	(26,202,413)
Selling expenses	(11,943,136)	-	-	-	(11,943,136)
Provision for doubtful accounts, net	(18,216,749)	-	-	-	(18,216,749)
Impairment charges on long-lived assets	(5,648,685)	-	-	-	(5,648,685)
Lease termination loss	(478,933)	-	-	-	(478,933)
Research and development expenses	(1,394,072)	-	-	-	(1,394,072)
Total operating expenses	(60,805,439)	-	(3,078,549)	-	(63,883,988)
Operating loss	(76,676,071)	-	(3,078,549)	-	(79,754,620)
		-	-	-
Other expenses:		-	-	-
Other expense, net	(931,896)	-	-	-	(931,896)
Foreign loss, net	(1,401,573)	-	-	-	(1,401,573)
Interest expenses, net	(995,245)	-	-	-	(995,245)
Total other expenses, net	(3,328,714)	-	-	-	(3,328,714)
Loss before income tax expense	(80,004,785)	-	(3,078,549)	-	(83,083,334)

Segment assets	99,877,891	-	572,709	-	100,450,600

The following table presents selected financial information relating to the Group’s segments for the year ended December 31, 2022:

	PRC & HK	USA	Corporate and Unallocated	Elimination	Consolidated
	RMB	RMB	RMB	RMB	RMB
Freight forwarding services	577,567,025	-	-	-	577,567,025
Supply chain management	69,022,899	-	-	-	69,022,899
Other value-added services	5,401,669	-	-	-	5,401,669
Total revenues	651,991,593	-	-	-	651,991,593
Cost of revenues	(614,605,479)	-	-	-	(614,605,479)
Gross profit	37,386,114	-	-	-	37,386,114
Operating expenses:		-	-	-
General and administrative expenses	(14,638,750)	-	(2,978,080)	-	(17,616,830)
Selling expenses	(16,032,550)	-	-	-	(16,032,550)
Provision for doubtful accounts, net	(938,209)	-	-	-	(938,209)
Research and development expenses	(2,096,317)	-	-	-	(2,096,317)
Total operating expenses	(33,705,826)	-	(2,978,080)	-	(36,683,906)
Operating profit	3,680,288	-	(2,978,080)	-	702,208
		-	-	-
Other income/(expenses):		-	-	-
Other expense, net	(205,903)	-	-	-	(205,903)
Foreign exchange gain, net	4,407,133	-	-	-	4,407,133
Interest expenses, net	(943,324)	-	-	-	(943,324)
Total other income, net	3,257,906	-	-	-	3,257,906
Income before income tax expense	6,938,194	-	(2,978,080)	-	3,960,114

Segment assets	119,096,184	-	6,326,130	-	125,422,314